Document and Entity Information	0 Months Ended
Oct. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2012
Registrant Name	DREYFUS LAUREL FUNDS TRUST
Central Index Key	0000053808
Amendment Flag	false
Document Creation Date	Feb. 27, 2013
Document Effective Date	Mar. 01, 2013
Prospectus Date	Mar. 01, 2013
Dreyfus Global Equity Income Fund | Dreyfus Global Equity Income Fund | Class A
Risk/Return:
Trading Symbol	DEQAX
Dreyfus Global Equity Income Fund | Dreyfus Global Equity Income Fund | Class C
Risk/Return:
Trading Symbol	DEQCX
Dreyfus Global Equity Income Fund | Dreyfus Global Equity Income Fund | Class I
Risk/Return:
Trading Symbol	DQEIX
Dreyfus International Bond Fund | Dreyfus International Bond Fund | Dreyfus International Bond Fund - Class A
Risk/Return:
Trading Symbol	DIBAX
Dreyfus International Bond Fund | Dreyfus International Bond Fund | Dreyfus International Bond Fund - Class C
Risk/Return:
Trading Symbol	DIBCX
Dreyfus International Bond Fund | Dreyfus International Bond Fund | Dreyfus International Bond Fund - Class I
Risk/Return:
Trading Symbol	DIBRX